Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (530,217)	$ (302,466)	$ 583,270
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	104,714	127,274	182,669
Amortization	44,179	11,337	13,093
Tax expense (recovery)	(67,378)	(13,037)	89,596
Interest expense	217,669	243,757	270,350
Interest income	(23,797)	(65,996)	(63,838)
(Gain) loss on foreign exchange	(106,209)	244,527	(77,758)
(Gain) loss on changes in fair value of financial instruments	215,338	12,761
Share-based compensation	4,145	17,557	33,015
(Gain) loss on disposal of assets	(3,827)	534	(59)
Gain on disposal of subsidiaries	(230)	(2,620)
Gain on repurchase of debt	(6,896)	(202,493)	(230,080)
Impairment	365,224	267,017	79,740
Deferred revenue amortization	(56,221)	(58,044)	(59,337)
Pension expense	5,452	5,648	5,674
C-band clearing income			(344,892)
Non-cash other income (expense)		33,902
Other	8,012	7,511	2,958
Income taxes paid, net of income tax received	8,220	(60,510)	(66,841)
Interest paid, net of interest received	(184,787)	(161,595)	(209,261)
Government grant received		2,520	972
Operating assets and liabilities	73,313	(45,120)	(39,212)
Net cash from operating activities	66,704	62,464	170,059
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(624,597)	(1,045,671)	(83,319)
Cash payments related to property and other equipment	(140,526)	(64,804)	(42,920)
Net proceeds from disposal of assets	4,519
Net proceeds from disposal of subsidiaries	235	3,613
Investments and other	(858)
Purchase of intangible assets		(52)	(13,267)
Government grant received		15,359	117
C-band clearing proceeds			351,438
Net cash (used in) generated from investing activities	(761,227)	(1,091,555)	212,049
Cash flows (used in) generated from financing activities
Proceeds from indebtedness	689,789
Repurchase of indebtedness	(4,501)	(155,903)	(344,014)
Payments of principal on lease liabilities	(2,709)	(2,422)	(2,171)
Satellite performance incentive payments	(2,035)	(4,572)	(6,385)
Tax withholdings on settlement of restricted share units	(8,734)	(7,732)	(3,198)
Proceeds from exercise of stock options	550	426	27
Net cash (used in) generated from financing activities	672,360	(170,203)	(355,741)
Effect of changes in exchange rates on cash and cash equivalents	(20,103)	82,269	(35,070)
Changes in cash and cash equivalents	(42,266)	(1,117,025)	(8,703)
Cash and cash equivalents, beginning of year	552,064	1,669,089	1,677,792
Cash and cash equivalents, end of year	$ 509,798	$ 552,064	$ 1,669,089